Debt - Fair Value Hierarchy Table on Recurring Basis (Level 2) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	$ 17,774	$ 16,868
Carrying Value | Warrant | Fair Value Measurements Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	3,207	3,375
Fair Value Measurement | Warrant | Level 2 | Fair Value Measurements Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	$ 3,207	$ 3,375